Short-Term Bank Loans (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Short-Term Bank Loans [Abstract]
Secured bank borrowings	$ 1,075,084	$ 1,092,783
Carrying amount repayable within 1 year	$ 1,075,084	$ 1,092,785